Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013		Dec. 31, 2012
Concentration
Revenues from rentals of flight equipment		$ 2,513,179
Number of industries in which the entity operates	1
Predecessor
Concentration
Revenues from rentals of flight equipment			1,526,885 [1]	4,166,033	[1]	4,345,602	[1]
Predecessor | Concentration of Credit Risk | Total revenues from rentals of flight equipment | Customer bankruptcy or ceased operations
Concentration
Revenues from rentals of flight equipment						$ 62,600
Revenues from rentals of flight equipment (as a percent)						1.40%

[1]	Amounts were presented as Rental of flight equipment in the Predecessor financial statements.